Stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based compensation
17.	Stock-based compensation
Stock-based compensation expense was $
435.0
million and $
16.7
million for the three months ended June 30, 2025 and 2024, respectively, and $
447.7
million and $
26.2
million for the six months ended June 30, 2025 and 2024, respectively. The capitalized stock-based compensation expense related to internally developed software was $
65.6
million and $
3.5
million for the three months ended June 30, 2025 and 2024, respectively, and $
68.3
 million and $
6.9
million for the six months ended June 30, 2025 and 2024, respectively.
Stock options
Granted stock options generally have 10 year terms and have vesting periods ranging from 12 months to 48 months.
A summary of outstanding stock options activities for the six months ended June 30, 2025 is presented as below:

Table 17.1. Summary of Outstanding Stock Options Activities
	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2024	22,751	$8.48	5.5	$522,900
Options exercised	(1,955)	3.48
Options forfeited	(93)	20.62

Balance as of June 30, 2025	20,703	8.90	4.6	3,568,967

Exercisable at June 30, 2025	19,630	$7.84	4.5	$3,404,931

A summary of outstanding unvested stock options activities for the six months ended June 30, 2025 is presented as below:

Table 17.2. Summary of Outstanding Unvested Stock Options Activities
	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2024	2,115	$23.81
Options vested	(1,035)	19.20
Options forfeited	(8)	17.06

Balance as of June 30, 2025	1,072	$28.30

As of June 30, 2025, unrecognized stock-based compensation cost related to outstanding unvested stock options that are expected to vest was $
13.9
million, which is expected to be recognized over a weighted-average period of
1.5
years.
Restricted stock units (RSUs)
Prior to the IPO, RSUs granted under the award plan generally vested upon the satisfaction of both a service condition and a liquidity-event related performance condition. Both the service and liquidity-event related performance conditions needed to be met for the expense to be recognized. RSUs granted after the IPO generally vest solely based on the satisfaction of a service condition. We record stock-based compensation expense for service-based RSUs on a straight-line basis over the requisite service period, which is generally the vesting period.
Prior to the IPO, we had not recognized stock-based compensation expense related to certain RSU awards as the qualifying liquidity-event related performance condition had not yet occurred and was not considered probable of occurring. As the performance condition related to these awards was met upon the commencement of trading of the Company’s Class A common stock on the NYSE, the Company recognized stock-based compensation expense of $
423.8
million, net of $
62.7 million of capitalized costs related to internally developed software, associated with the vesting of RSUs for which the service-based condition have also been met. Stock-based compensation expense related to remaining service-based awards after the IPO is recorded over the remaining requisite service period.
A summary of RSUs activities for the six months ended June 30, 2025 is as follows:

17.3. Summary of Restricted Stock Units Activities
	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2024	19,943	$30.85
RSUs granted	7,129	31.13
RSUs vested	(9,543)	33.37
RSUs forfeited	(714)	29.67

Balance as of June 30, 2025	$16,815	$29.58

As of June 30, 2025, unrecognized stock-based compensation cost related to outstanding unvested RSUs that are expected to vest was $
309.9
million, which is expected to be recognized over a weighted-average period of
3.2
years.

Shares issued for business combinations
The Company has issued the following share-based payments subject to forfeiture based on certain service conditions in connection with its acquisitions. These shares were issued to the employees of the acquired businesses and are valued based on the fair value of the Company’s common shares at the acquisition date. The Company records share-based compensation expenses over the requisite service period, with an increase to additional paid-in capital. The shares issued for business combinations are subject to forfeiture based on service conditions through various dates over a four year period from their respective acquisition dates.

17.4. Summary of Shares Issued for Business Combinations Activities
	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2024	548	$47.82
Shares issued	1,473	31.16
Shares forfeited	(6)	47.82

Balance as of June 30, 2025	$2,015	$35.64

For the three and six months ended June 30, 2025 post-combination stock-based compensation cost included in the stock-based compensation expense was $
8.2
million and $
15.3 million. For the three and six months ended

June 30,
2024, post-combination stock-based compensation cost included in the stock-based compensation expense was $9.8 million and $
20.2
million, respectively. As of June 30, 2025 unrecognized stock-based compensation cost related to outstanding unvested shares and warrants issued for business combinations that are expected to vest was $
48.1
million which is expected to be recognized over a weighted-average period of
2.3
years

18. Stock-based compensation
Stock-based compensation expense was $
50.1
million, $
108.0
million and $
69.3
 million for the years ended December 31, 2024, 2023 and 2022, respectively. During the year ended December 31, 2023, the incremental compensation expense related to modified awards for employee terminations and extended option exercise periods was $
31.6
million, which was also included in the stock-based compensation expense. The capitalized stock-based compensation expense related to internally developed software was $
13.6
million, $
13.1
million and $
6.3
 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Stock options
Granted stock options generally have 10 years terms and have vesting periods ranging from 12 to 48 months.
There were
no
options granted for the year ended December 31, 2024. The weighted average assumptions utilized in the valuation of options granted are presented as below:
Table 18.1. Stock Options Valuation Assumptions

	2023	2022
Risk-free interest rate	3.5% - 4.3%	1.8% - 2.9%
Expected term (years)	6.1 - 6.3	5.8 - 6.8
Expected volatility	46% - 47%	50% - 55%
Expected annual dividend	—	—

A summary of outstanding stock options activities for the years ended December 31
, 2024
and 2023
is presented as below:
Table 18.2. Summary of Outstanding Stock Options Activities

	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2023	24,453	$8.26	6.50	$488,807
Options exercised	(1,221)	1.32
Options forfeited	(481)	15.34

Balance as of December 31, 2024	22,751	8.48	5.53	522,900

Exercisable at December 31, 2024	20,636	$6.91	5.32	$505,237

	Number of Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2022	25,211	$6.69	7.06	$821,385
Options granted	1,730	28.68
Options exercised	(990)	1.05
Options forfeited	(1,498)	10.19

Balance as of December 31, 2023	24,453	8.26	6.50	488,807

Exercisable at December 31, 2023	18,331	$5.02	6.03	$421,091

The intrinsic value is calculated as the difference between the exercise price of the underlying stock option award and the estimated fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised was $
29.1
million and $
24.8
 million for the years ended December 31
, 2024
and 2023
, respectively.
The weighted-average grant date fair value of options granted was $
14.19
per share for the year ended December 31
, 2023
.
A summary of outstanding unvested stock options activities for the years ended December 31
, 2024
and 2023
is presented as below, respectively:
Table 18.3
. Summary of Outstanding Unvested Stock Options Activities

	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2023	6,122	$17.94
Options vested	(3,720)	14.87
Options forfeited	(287)	14.51

Balance as of December 31, 2024	2,115	$23.81

	Number of Shares (in thousands)	Weighted Average Exercise Price
Balance as of December 31, 2022	10,765	$11.23
Options granted	1,730	28.68
Options vested	(5,580)	8.99
Options forfeited	(793)	13.21

Balance as of December 31, 2023	6,122	$17.94

As of December 31
, 2024
, unrecognized stock-based compensation cost related to outstanding unvested stock options that are expected to vest was $
23.7
 million, which is expected to be recognized over a weighted-average period of
1.4
years.
Restricted stock units (RSUs)
RSUs granted under the Award Plan generally vest upon the satisfaction of both a service condition and a liquidity-event related performance condition. Both the service and liquidity-event related performance conditions must be met for the expense to be recognized.
A summary of RSUs activities for the years ended December 31
, 2024
and 2023
is as follows:
Table 18.4
. Summary of Restricted Stock Units Activities

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2023	10,900	$34.96
RSUs granted	10,927	27.08
RSUs vested	(3)	27.81
RSUs forfeited	(1,881)	32.77

Balance as of December 31, 2024	19,943	$30.85

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2022	7,183	$38.78
RSUs granted	4,992	30.42
RSUs vested	(61)	33.17
RSUs forfeited	(1,214)	38.98

Balance as of December 31, 2023	10,900	$34.96

As of December 31
, 2024
, unrecognized stock-based compensation cost related to outstanding unvested RSUs that are expected to vest was $
528.0
 million, which is expected to be recognized over a weighted-average period of
0.9
years.
Shares issued for business combinations
The Company has issued the following common shares for the purchase of common shares subject to forfeiture based on certain service conditions in connection with its acquisitions. These shares were issued to the employees of the acquired businesses and are valued based on the fair value of the Company’s common shares at the acquisition date. The Company records share-based compensation expenses over the requisite service period, with an increase to additional paid-in capital. The shares issued for business combinations are subject to forfeiture based on service conditions through various dates over a four year period from their respective acquisition dates.
Table 18.5
. Summary of Shares Issued for Business Combinations Activities

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2023	2,036	$47.82
Shares vested	(1,445)	47.82
Shares forfeited	(43)	47.82

Balance as of December 31, 2024	548	$47.82

	Number of Shares (in thousands)	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2022	2,952	$47.82
Shares vested	(874)	47.82
Shares forfeited	(42)	47.82

Balance as of December 31, 2023	2,036	$47.82

For the year ended December 31, 2024, post-combination stock-based compensation cost included in the stock-based compensation expense was $
31.0
 million. As of December 31, 2024, unrecognized stock-based compensation cost related to outstanding unvested shares and warrants issued for business combinations that are expected to vest was $
17.8
 million, which is ex
pe
cted to be recognized over a weighted-average period of
1.6
 years.